Pledged Assets and Collateral - Additional Information (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2017	Mar. 31, 2016
Assets that Continue to be Recognized, Securitized or Asset-backed Financing Arrangement Assets and any Other Financial Assets Managed Together [Line Items]
Reserve funds maintained with the BOJ	¥ 44,741	¥ 34,377
Reserve funds requires to be maintained by MHFG Group	1,462	1,322
Fair value collateral received that can be sold or repledged	13,395	12,116
Fair value collateral received that can be sold or repledged, value of collateral sold or repledged	¥ 12,988	¥ 11,616